Summary of Significant Accounting Policies - Schedule of Exchange Rates for Functional and Operating Currencies at Various Subsidiaries (Detail)	Dec. 31, 2012 Russian ruble [Member]	Dec. 31, 2011 Russian ruble [Member]	Dec. 31, 2010 Russian ruble [Member]	Apr. 15, 2013 Russian ruble [Member] Subsequent event [Member]	Dec. 31, 2012 Euro [Member]	Dec. 31, 2011 Euro [Member]	Dec. 31, 2010 Euro [Member]	Apr. 15, 2013 Euro [Member] Subsequent event [Member]	Dec. 31, 2012 Romanian lei [Member]	Dec. 31, 2011 Romanian lei [Member]	Dec. 31, 2010 Romanian lei [Member]	Apr. 15, 2013 Romanian lei [Member] Subsequent event [Member]	Dec. 31, 2012 Kazakh tenge [Member]	Dec. 31, 2011 Kazakh tenge [Member]	Dec. 31, 2010 Kazakh tenge [Member]	Apr. 15, 2013 Kazakh tenge [Member] Subsequent event [Member]	Dec. 31, 2012 Bulgarian lev [Member]	Dec. 31, 2011 Bulgarian lev [Member]	Dec. 31, 2010 Bulgarian lev [Member]	Apr. 15, 2013 Bulgarian lev [Member] Subsequent event [Member]	Dec. 31, 2012 Turkish lira [Member]	Dec. 31, 2011 Turkish lira [Member]	Dec. 31, 2010 Turkish lira [Member]	Apr. 15, 2013 Turkish lira [Member] Subsequent event [Member]	Dec. 31, 2012 Ukrainian hryvnia [Member]	Dec. 31, 2011 Ukrainian hryvnia [Member]	Dec. 31, 2010 Ukrainian hryvnia [Member]	Apr. 15, 2013 Ukrainian hryvnia [Member] Subsequent event [Member]
Currency exchange rate	30.37	32.20	30.48	30.93	0.76	0.77	0.76	0.76	3.36	3.34	3.20	3.37	150.74	148.40	147.40	150.93	1.48	1.51	1.46	1.50	1.79	1.91	1.54	1.79	7.99	7.99	7.96	7.99
Average currency exchange rate	31.09	29.39	30.37		0.78	0.72	0.75		3.47	3.05	3.18		149.11	146.62	147.34		1.52	1.41	1.48		1.80	1.67	1.51		7.99	7.97	7.94